Accounts receivable	6 Months Ended
Jun. 30, 2020
Trade And Other Receivables [Abstract]
Accounts receivable
4.	Accounts receivable

	June 30,	December 31,
	2020	2019
Trade receivables	$375	$44
Tax credits and government grants receivable	2,786	1,546
Sales taxes receivable	463	863
Other receivables	420	1,633
	$4,044	$4,086